Consolidated Statements of Changes in Stockholders' (or Owner's) Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Predecessor	Predecessor Owner's Equity	Successor	Successor Common Stock	Successor Additional Paid-in Capital	Successor Owner's Equity	Successor Retained Earnings	Successor Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2008						$ 228,468	$ 228,468
Dividends declared						(62,500)	(62,500)
Distributions to an affiliate						(13,790)	(13,790)
Net income						59,651	59,651
Other comprehensive income (loss), net of tax						(354)	(354)
Balance at Dec. 31, 2009						211,475	211,475
Capital contribution from Popular, Inc.						5,565	5,565
Dividends declared						(55,700)	(55,700)
Distributions to an affiliate						(8,040)	(8,040)
Net income						37,285	37,285
Other comprehensive income (loss), net of tax						1,283	1,283
Balance at Sep. 30, 2010						191,868	191,868
Issuance of common stock								360,331		360,331
Issuance of common stock, shares									100
Payment of acquisition costs on behalf of Carib Holdings Inc.								(34,848)		(34,848)
Net income								2				2
Other comprehensive income (loss), net of tax								(142)					(142)
Balance at Dec. 31, 2010								325,343	0	325,483	0	2	(142)
Balance, shares at Dec. 31, 2010								100	100
Share-based compensation recognized								884		884
Net income								28,004				28,004
Other comprehensive income (loss), net of tax								(1,176)					(1,176)
Balance at Dec. 31, 2011	353,055	0	326,367	28,006	(1,318)			353,055	0	326,367	0	28,006	(1,318)
Balance, shares at Dec. 31, 2011	100	100						100	100
Share-based compensation recognized	260		260
Net income	3,531			3,531
Other comprehensive income (loss), net of tax	1,106				1,106
Balance at Mar. 31, 2012	$ 357,952	$ 0	$ 326,627	$ 31,537	$ (212)
Balance, shares at Mar. 31, 2012	100	100